FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 3—FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
Investment in MGM Resorts International

	December 31,
	2025	2024
	(In thousands)
Investment in MGM	$2,401,858	$2,242,672
See “Equity Price Risk” under “Note 2—Summary of Significant Accounting Policies” for further discussion of the Company’s investment in MGM.
Long-term Investments
Long-term investments consist of:

	December 31,
	2025	2024
	(In thousands)
Equity securities without readily determinable fair values	$409,240	$438,534
Total long-term investments	$409,240	$438,534
Equity Securities without Readily Determinable Fair Values
The following table presents a summary of unrealized pre-tax gains and losses recorded in “Other income, net” in the statement of operations as adjustments to the carrying value of equity securities without readily determinable fair values held at December 31, 2025 and 2024.

	Year Ended December 31,
	2025	2024
	(In thousands)
Upward adjustments (gross unrealized pre-tax gains)	$—	$1,901
Downward adjustments including impairments (gross unrealized pre-tax losses)	(29,245)	(34,218)
Total	$(29,245)	$(32,317)
The cumulative upward and downward adjustments (including impairments) to the carrying value of equity securities without readily determinable fair values held at December 31, 2025 were $31.4 million and $171.2 million, respectively.
Realized and unrealized pre-tax gains and losses for the Company’s investments without readily determinable fair values for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Realized pre-tax gains, net, for equity securities sold	$11,247	$8,943	$89
Unrealized pre-tax losses, net, on equity securities held	(29,245)	(32,317)	(20,236)
Total pre-tax losses, net recognized	$(17,998)	$(23,374)	$(20,147)
All pre-tax gains and losses on equity securities without readily determinable fair values, realized and unrealized, are recognized in “Other income, net” in the statement of operations.
Fair Value Measurements
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$739,891	$—	$—	$739,891
Time deposits	—	20,689	—	20,689
Investment in MGM	2,401,858	—	—	2,401,858
Total	$3,141,749	$20,689	$—	$3,162,438

Liabilities:
Other long-term liabilities:
Interest Rate Swaps(a)	$—	$(2,018)	$—	$(2,018)
_____________________
(a)    The fair value of Interest Rate Swaps was determined using DCF derived from observable market prices, including swap curves, which are Level 2 inputs. See “Note 6—Long-term Debt” for additional information.

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,126,820	$—	$—	$1,126,820
Time deposits	—	18,098	—	18,098
Other current assets:
Retirement investment fund(b)	—	13,763	—	13,763
Investment in MGM	2,242,672	—	—	2,242,672
Other non-current assets:
Interest Rate Swaps(a)	—	1,715	—	1,715
Total	$3,369,492	$33,576	$—	$3,403,068
_____________________
(b)    See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.
Warrant
The Company owns preferred shares of Turo, a peer-to-peer car sharing marketplace, which are accounted for as an equity security without a readily determinable fair value, as the preferred shares are not common stock equivalents. As part of the Company’s original investment in Turo preferred shares, the Company received a warrant that was recorded at fair value each reporting period with any change in fair value included in “Other income, net” in the statement of operations. The warrant was measured using significant unobservable inputs and classified in the fair value hierarchy table as Level 3. The Company net settled its Turo warrant on July 23, 2024 (the warrant expiration date) for 4.5 million shares of Series E-2 preferred stock and the fair value of the warrant of $70.0 million was reclassified to equity securities without readily determinable fair values. The Company had measured this warrant at fair value at June 30, 2024 using the settlement value of the shares received pursuant to its net exercise on July 23, 2024.
The following table presents the changes in the warrant, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Year Ended December 31, 2024

(In thousands)
Balance at January 1	$49,631
Total net gains:
Fair value adjustments included in earnings	20,393
Settlements	(70,024)
Balance at December 31	$—

Financial instruments measured at fair value only for disclosure purposes
The total fair value of the outstanding long-term debt, including the current portion, is estimated using observable market prices or indices for similar liabilities, which are Level 2 inputs, and was approximately $1.33 billion and $1.49 billion at December 31, 2025 and 2024, respectively.